PGIM US Large-Cap Buffer 12 ETF - December
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 103.1%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $37,629)(wb)	37,629	$37,629
Options Purchased*~ 102.4%
(cost $5,395,868)		5,525,119

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.1% (cost $5,433,497)		5,562,748
Options Written*~ (3.1)%
(premiums received $135,539)		(165,330)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $5,297,958)		5,397,418
Liabilities in excess of other assets(z) (0.0)%		(2,103)

Net Assets 100.0%		$5,395,315

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/29/24	$5.26		100		10	$5,441,696
SPDR S&P 500 ETF Trust	Put	11/29/24	$525.96		100		10	83,423
Total Options Purchased (cost $5,395,868)								$5,525,119

PGIM US Large-Cap Buffer 12 ETF - December
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/29/24	$566.25		100		10	$(140,895)
SPDR S&P 500 ETF Trust	Put	11/29/24	$462.84		100		10	(24,435)
Total Options Written (premiums received $135,539)							$(165,330)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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